Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting [Abstract]
Segment Reporting
14.	Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is regularly reviewed by the chief operating decision maker in assessing performance and deciding how to allocate resources. Reportable segments consist of one or more operating segments with similar economic characteristics, products and services, production processes, type of customer, distribution system or regulatory environment.

The information provided for segment reporting is based on internal reports utilized by management of the Company and its subsidiaries. The presentation and allocation of assets and results of operations may not reflect the actual economic costs of the segments as standalone businesses. If a different basis of allocation were utilized, the relative contributions of the segments might differ but the relative trends in the segments’ operating results would, in management’s view, likely not be impacted.

Our business activities currently consist of (i) Real Estate and Other and (ii) Financial Services. Since our acquisition of a controlling interest in Bluegreen during November 2009, we have reported the results of our business activities through six segments. Four of the segments relate to our Real Estate and Other business activities. These segments are: BFC Activities; Real Estate Operations; and Bluegreen Resorts and Bluegreen Communities, the two segments through which Bluegreen’s business was historically conducted. Our other two segments - BankAtlantic and BankAtlantic Bancorp Parent Company - relate to our Financial Services business activities and include BankAtlantic Bancorp’s results of operations.

As previously disclosed, Bluegreen’s Board of Directors made a determination during June 2011 to seek to sell Bluegreen Communities, or all, or substantially all of its assets. As a consequence, Bluegreen Communities is accounted for as a discontinued operation for all periods in the accompanying financial statements. In addition, the majority of the assets related to Bluegreen Communities are presented separately on the consolidated statement of financial condition as “assets held for sale from discontinued operations.” On October 12, 2011, a Purchase and Sale Agreement was entered into between seven of Bluegreen’s subsidiaries and Southstar providing for the sale to Southstar of substantially all of the assets that comprise Bluegreen Communities for a purchase price of $31.5 million in cash and an amount equal to 20% of the net proceeds (as calculated in accordance with the terms of the agreement) Southstar receives upon its sale, if any, of two specified parcels of real estate to be purchased by Southstar under the agreement. See Note 4 to these unaudited consolidated financial statements for additional information regarding this proposed transaction.

The Company evaluates segment performance based on its segment net income (loss).

The following summarizes the aggregation of the Company’s operating segments into reportable segments:

BFC Activities

The BFC Activities segment consists of BFC operations, our investment in Benihana, and other operations of Woodbridge described below. BFC operations primarily consist of our corporate overhead and general and administrative expenses, including the expenses of Woodbridge, the financial results of a venture partnership that BFC controls and other equity investments, as well as income and expenses associated with BFC’s shared service operations which provides human resources, risk management, investor relations and executive office administration services to BankAtlantic Bancorp and Bluegreen. This segment also includes investments made by our wholly owned subsidiary, BFC/CCC, Inc. (“BFC/CCC”). Woodbridge’s other operations include the activities of Pizza Fusion Holdings, Inc., a restaurant operator and franchisor engaged in the quick service and organic food industries, Snapper Creek Equity Management, LLC, and certain other investments.

Real Estate Operations

The Company’s Real Estate Operations segment is comprised of the operations of Woodbridge and the subsidiaries through which Woodbridge historically conducted its real estate business activities. It currently includes Carolina Oak, which engaged in homebuilding activities in South Carolina prior to the suspension of those activities in the fourth quarter of 2008, and Cypress Creek Holdings, LLC (“Cypress Creek Holdings”), which engages in leasing activities. The Real Estate Operations segment also includes the business activities of Core, certain subsidiaries of which were deconsolidated from our financial statements during the fourth quarter of 2010.

Bluegreen Resorts

Bluegreen Resorts markets, sells and manages real estate-based VOIs in resorts generally located in popular, high-volume, “drive-to” vacation destinations, which were developed or acquired by Bluegreen or developed by others. Bluegreen Resorts also earns fees from third-party resort developers and timeshare owners for providing services such as sales and marketing, mortgage servicing, construction management, title, and resort management.

Effective January 1, 2011, Bluegreen modified its measure of segment operating profit (loss) to include certain bank-related charges, which were previously reported as corporate general and administrative expenses. In connection with this modification, presentation for prior periods has been revised to be comparable with the current period. This revision decreased Bluegreen Resorts’ segment operating profit by $0.8 million and $1.9 million for the three and nine months ended September 30, 2010, respectively, from the amounts previously reported.

BankAtlantic

The Company’s BankAtlantic segment consists of the banking operations of BankAtlantic. BankAtlantic activities consist of retail banking services delivered through a network of branches located in Florida.

BankAtlantic Bancorp Parent Company

The BankAtlantic Bancorp Parent Company segment consists of the operations of BankAtlantic Bancorp Parent Company, including financing activities, capital management and costs of acquisitions.

The tables below set forth the Company’s segment information as of and for the three months ended September 30, 2011 and 2010 (in thousands):

2011	BFC Activities	Real Estate Operations	Bluegreen Resorts	BankAtlantic	BankAtlantic Bancorp Parent Company	Unallocated Amounts and Eliminations	Segment Total
Revenues:
Sales of VOI’s and real estate	$—	—	49,675	—	—	—	49,675
Other resort revenue	—	—	18,838	—	—	—	18,838
Fee based sales commission and other revenues	178	—	23,460	—	—	—	23,638
Interest income	—	—	—	33,535	47	22,421	56,003
Financial Services - non-interest income	—	—	—	25,343	327	(382)	25,288

Total revenues	178	—	91,973	58,878	374	22,039	173,442

Costs and Expenses:
Cost of sale of VOI’s and real estate	—	—	7,514	—	—	—	7,514
Cost of sales of other resort operations	—	—	12,912	—	—	—	12,912
Interest expense	1,194	621	—	3,403	3,898	13,417	22,533
Provision for loan losses	—	—	—	17,754	147	—	17,901
Selling, general and administrative	2,630	330	45,877	—	—	9,940	58,777
Other expenses	209	—	—	45,916	532	(339)	46,318

Total costs and expenses	4,033	951	66,303	67,073	4,577	23,018	165,955

Equity in (loss) earnings from unconsolidated affiliates	(4)	—	—	—	482	35	513
Other income	1,231	—	—	—	—	(913)	318

(Loss) income from continuing operations before income taxes	(2,628)	(951)	25,670	(8,195)	(3,721)	(1,857)	8,318
Less: (Benefit) provision for income taxes	(4,476)	3	—	(122)	—	10,019	5,424

Income (Loss) from continuing operations	1,848	(954)	25,670	(8,073)	(3,721)	(11,876)	2,894
Loss from discontinued operations	—	—	—	—	—	(2,735)	(2,735)

Net income (loss)	$1,848	(954)	25,670	(8,073)	(3,721)	(14,611)	159

Less: Net income attributable to noncontrolling interests						1,963	1,963

Net loss attributable to BFC						$(16,574)	(1,804)

Total assets	$69,313	26,493	879,307	3,707,048	341,423	(136,745)	4,886,839

2010	BFC Activities	Real Estate Operations	Bluegreen Resorts	BankAtlantic	BankAtlantic Bancorp Parent Company	Unallocated Amounts and Eliminations	Segment Total
	As Revised	As Revised	As Revised			As Revised	As Revised
	(Note 1)	(Note 1)	(Note 1)			(Note 1)	(Note 1)
Revenues:
Sales of VOI’s and real estate	$—	—	48,493	—	—	—	48,493
Other resort revenue	—	—	17,170	—	—	—	17,170
Fee based sales commission and other revenues	517	294	15,148	—	—	(17)	15,942
Interest income	—	—	—	44,331	80	23,777	68,188
Financial Services - non-interest income	—	—	—	27,035	283	(453)	26,865

Total revenues	517	294	80,811	71,366	363	23,307	176,658

Costs and Expenses:
Cost of sale of VOI’s and real estate	—	—	9,918	—	—	—	9,918
Cost of sales of other resort operations	—	—	12,535	—	—	—	12,535
Interest expense	1,439	3,492	—	5,230	3,872	15,781	29,814
Provision for loan losses	—	—	—	23,012	1,398	—	24,410
Selling, general and administrative	6,633	2,946	46,195	—	—	7,911	63,685
Other expenses	—	—	—	60,756	2,901	(495)	63,162

Total costs and expenses	8,072	6,438	68,648	88,998	8,171	23,197	203,524

Equity in (loss) earnings from unconsolidated affiliates	(11)	—	—	—	293	35	317
Other income	1,403	47	—	—	—	(952)	498

(Loss) income from continuing operations before income taxes	(6,163)	(6,097)	12,163	(17,632)	(7,515)	(807)	(26,051)
Less: (Benefit) provision for income taxes	(594)	—	—	37	—	2,775	2,218

(Loss) income from continuing operations	(5,569)	(6,097)	12,163	(17,669)	(7,515)	(3,582)	(28,269)
Loss from discontinued operations	—	—	—	—	—	(8,643)	(8,643)

Net (loss) income	$(5,569)	(6,097)	12,163	(17,669)	(7,515)	(12,225)	(36,912)

Less: Net loss attributable to noncontrolling interests						(12,091)	(12,091)

Net loss attributable to BFC						$(134)	(24,821)

Total assets	$98,256	178,850	880,017	4,485,476	384,778	(21,642)	6,005,735

The tables below set forth the Company’s segment information for the nine months ended September 30, 2011 and 2010 (in thousands):

2011	BFC Activities	Real Estate Operations	Bluegreen Resorts	BankAtlantic	BankAtlantic Bancorp Parent Company	Unallocated Amounts and Eliminations	Segment Total
Revenues:
Sales of VOI’s and real estate	$—	—	131,353	—	—	—	131,353
Other resort revenue	—	—	53,325	—	—	—	53,325
Fee based sales commission and other revenues	748	(17)	52,532	—	—	17	53,280
Interest income	—	—	—	110,177	196	67,670	178,043
Financial Services - non-interest income	—	—	—	108,330	(647)	(1,193)	106,490

Total revenues	748	(17)	237,210	218,507	(451)	66,494	522,491

Costs and Expenses:
Cost of sale of VOI’s and real estate	—	—	21,442	—	—	—	21,442
Cost of sales of other resort operations	—	—	38,149	—	—	—	38,149
Interest expense	4,066	2,858	—	12,363	11,536	42,767	73,590
Provision for loan losses	—	—	—	55,780	642	—	56,422
Selling, general and administrative	13,218	1,182	118,034	—	—	31,635	164,069
Other expenses	209	—	—	143,961	6,470	(1,580)	149,060

Total costs and expenses	17,493	4,040	177,625	212,104	18,648	72,822	502,732

Gain on settlement of investment in subsidiary	—	11,305	—	—	—	—	11,305
Equity in earnings from unconsolidated affiliates	1,365	—	—	—	1,295	105	2,765
Other income	4,030	4	—	—	—	(2,735)	1,299

(Loss) income from continuing operations before income taxes	(11,350)	7,252	59,585	6,403	(17,804)	(8,958)	35,128
Less: (Benefit) provision for income taxes	(4,672)	3	—	(121)	—	18,879	14,089

(Loss) income from continuing operations	(6,678)	7,249	59,585	6,524	(17,804)	(27,837)	21,039
Loss from discontinued operations	—	—	—	—	—	(36,189)	(36,189)

Net (loss) income	$(6,678)	7,249	59,585	6,524	(17,804)	(64,026)	(15,150)

Less: Net loss attributable to noncontrolling interests						(3,797)	(3,797)

Net loss attributable to BFC						$(60,229)	(11,353)

2010	BFC Activities	Real Estate Operations	Bluegreen Resorts	BankAtlantic	BankAtlantic Bancorp Parent Company	Unallocated Amounts and Eliminations	Segment Total
	As Revised	As Revised	As Revised			As Revised	As Revised
	(Note 1)	(Note 1)	(Note 1)			(Note 1)	(Note 1)
Revenues:
Sales of VOI’s and real estate	$—	2,455	133,054	—	—	—	135,509
Other resorts revenue	—	—	49,263	—	—	—	49,263
Fee based sales commission and other revenues	1,386	1,228	37,458	—	—	(51)	40,021
Interest income	—	—	—	135,317	239	72,260	207,816
Financial Services - non-interest income	—	—	—	81,563	826	(1,390)	80,999

Total revenues	1,386	3,683	219,775	216,880	1,065	70,819	513,608

Costs and Expenses:
Cost of sale of VOI’s and real estate	—	2,175	21,076	—	—	—	23,251
Cost of sales of other resort operations	—	—	35,930	—	—	—	35,930
Interest expense	4,920	9,952	—	19,749	11,095	46,215	91,931
Provision for loan losses	—	—	—	98,680	5,038	—	103,718
Selling, general and administrative	20,261	7,407	114,723	—	—	30,384	172,775
Other expenses	—	—	—	172,992	7,938	(1,497)	179,433

Total costs and expenses	25,181	19,534	171,729	291,421	24,071	75,102	607,038

Loss on settlement of investment in subsidiary	(1,135)	—	—	—	—	—	(1,135)
Equity in (loss) earnings from unconsolidated affiliates	(38)	—	—	—	719	105	786
Other income	4,569	808				(3,242)	2,135

(Loss) income from continuing operations before income taxes	(20,399)	(15,043)	48,046	(74,541)	(22,287)	(7,420)	(91,644)
Less: (Benefit) provision for income taxes	(7,140)	—	—	127	—	12,909	5,896

(Loss) income from continuing operations	(13,259)	(15,043)	48,046	(74,668)	(22,287)	(20,329)	(97,540)
Income (loss) from discontinued operations	—	2,465	—	—	—	(15,734)	(13,269)

Net (loss) income	$(13,259)	(12,578)	48,046	(74,668)	(22,287)	(36,063)	(110,809)

Less: Net loss attributable to noncontrolling interests						(50,630)	(50,630)

Net loss attributable to BFC						$14,567	(60,179)

34.	Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is regularly reviewed by the chief operating decision maker in assessing performance and deciding how to allocate resources. Reportable segments consist of one or more operating segments with similar economic characteristics, products and services, production processes, type of customer, distribution system or regulatory environment.

The information provided for segment reporting is based on internal reports utilized by management of the Company and its subsidiaries. The presentation and allocation of assets and results of operations may not reflect the actual economic costs of the segments as standalone businesses. If a different basis of allocation were utilized, the relative contributions of the segments might differ but the relative trends in the segments’ operating results would, in management’s view, likely not be impacted.

Our business activities currently consist of (i) Real Estate and Other and (ii) Financial Services. Since our acquisition of a controlling interest in Bluegreen during November 2009, we have reported the results of our business activities through six segments. Four of the segments relate to our Real Estate and Other business activities. These segments are: BFC Activities; Real Estate Operations; and Bluegreen Resorts and Bluegreen Communities, the two segments through which Bluegreen’s business was historically conducted. Our other two segments - BankAtlantic and BankAtlantic Bancorp Parent Company - relate to our Financial Services business activities and include BankAtlantic Bancorp’s results of operations. As described in Note 1 to these audited consolidated financial statements, as a result of the determination made by Bluegreen’s Board of Directors during June 2011 to seek to sell Bluegreen Communities, or all or substantially all of its assets, it was determined that Bluegreen Communities, which had previously been presented as a separate reporting segment, met the criteria for classification as a discontinued operation. In connection with that determination, Bluegreen Communities ceased to be a separate reporting segment of BFC. BFC Activities segment includes, in addition to other activities historically included in this segment, Woodbridge Other Operations (which was previously a separate segment). Our Real Estate Operations segment is comprised of what was previously identified as our Land Division, including the real estate business activities conducted by Core Communities and Carolina Oak prior to the suspension of those activities during 2010 and 2008, respectively.

BFC’s consolidated financial statements include the results of operations of Bluegreen since November 16, 2009, when we acquired a controlling interest in Bluegreen. Prior to November 16, 2009, we owned approximately 9.5 million shares of Bluegreen’s common stock, representing approximately 29% of such stock, the investment in Bluegreen was accounted for under the equity method of accounting, and our interest in Bluegreen’s earnings and losses was included in our BFC Activities segment.

The Company evaluates segment performance based on its segment net income (loss).

The following summarizes the aggregation of the Company’s operating segments into reportable segments:

BFC Activities

The BFC Activities segment consists of BFC operations, dividends from our investment in Benihana, and other operations of Woodbridge described below. BFC operations primarily consist of our corporate overhead and general and administrative expenses, including the expenses of Woodbridge, the financial results of a venture partnership that BFC controls and other equity investments, as well as income and expenses associated with BFC’s shared service operations which provides human resources, risk management, investor relations and executive office administration services to BankAtlantic Bancorp and Bluegreen. This segment also includes investments made by our wholly owned subsidiary, BFC/CCC, Inc. Woodbridge’s other operations include the activities of Pizza Fusion, Cypress Creek Holdings and Snapper Creek, as well as certain other investments. Prior to obtaining a controlling interest in Bluegreen on November 16, 2009, we accounted for our investment in Bluegreen under the equity method of accounting and our interest in Bluegreen’s earnings or loss was included in the BFC Activities segment.

Real Estate Operations

The Company’s Real Estate Operations segment consists of the operations of Core Communities, prior to the suspension of those activities in December 2010, Carolina Oak, which was engaged in homebuilding activities in South Carolina prior to the suspension of those activities in the fourth quarter of 2008, and Cypress Creek Holdings which engages in leasing activities. Core Communities and certain subsidiaries of Core were deconsolidated from our financial statements during the fourth of quarter of 2010. See Note 2 to these audited consolidated financial statements for further information on Core.

Bluegreen Resorts

Bluegreen Resorts markets, sells and manages real estate-based VOIs in resorts generally located in popular, high-volume, “drive-to” vacation destinations, which were developed or acquired by Bluegreen or developed by others. Bluegreen also earn fees from third-party resort developers and timeshare owners for providing services such as sales and marketing, mortgage servicing, construction management, title, and resort management.

BankAtlantic

The Company’s BankAtlantic segment consists of the banking operations of BankAtlantic. BankAtlantic activities consist of retail banking services delivered through a network of branches located in Florida.

BankAtlantic Bancorp Parent Company

The BankAtlantic Bancorp Parent Company segment consists of the operations of BankAtlantic Bancorp Parent Company, including cost of acquisitions, asset and capital management and financing activities.

The following tables present segment information for the years ended December 31, 2010, 2009 and 2008 (in thousands):

2010	BFC Activities	Real estate Operations	Bluegreen Resorts	BankAtlantic	BankAtlantic Bancorp Parent Company	Unallocated Amounts and Eliminations	Segment Total
	As Adjusted						As Adjusted
	(Note 1)						(Note 1)
Revenues:
Sales of VOIs and real estate	$—	2,739	166,624	—	—	—	169,363
Other resorts revenue	—	—	65,979	—	—	—	65,979
Fee based sales commission and other revenues	1,781	1,397	52,966	—	—	(318)	55,826
Interest income	—	—	—	176,025	300	96,023	272,348
Financial Services - non-interest income	—	—	—	105,762	1,257	(1,558)	105,461

Total revenues	1,781	4,136	285,569	281,787	1,557	94,147	668,977

Costs and Expenses:
Cost of sales of VOIs and real estate	—	23,232	19,862	—	—	—	43,094
Cost of sales of other resort operations	—	—	46,863	—	—	—	46,863
Interest expense, net	6,264	12,745	—	24,691	14,872	61,845	120,417
Provision for loan losses	—	—	—	138,825	5,536	—	144,361
Selling, general and administrative expenses	25,602	9,481	155,111	—	—	42,148	232,342
Other expenses	—	3,889	—	236,315	9,043	(2,528)	246,719

Total costs and expenses	31,866	49,347	221,836	399,831	29,451	101,465	833,796

Loss on settlement of investment in subsidiary	(977)	—	—	—	—	—	(977)
Gain on extinguishment of debt	—	13,049	—	—	—	—	13,049
Equity in (loss) earnings from unconsolidated affiliates	(2,045)	—	—	—	1,054	140	(851)
Other income	6,481	892	—	—	—	(4,682)	2,691

Income (loss) from continuing operations before income taxes	(26,626)	(31,270)	63,733	(118,044)	(26,840)	(11,860)	(150,907)
Less: Provision (benefit) for income taxes	(7,097)	—	—	(2,134)	—	18,446	9,215

Income (loss) from continuing operations	(19,529)	(31,270)	63,733	(115,910)	(26,840)	(30,306)	(160,122)
Income (loss) from discontinued operations	—	2,465	—	—	(500)	(22,030)	(20,065)

Net income (loss)	$(19,529)	(28,805)	63,733	(115,910)	(27,340)	(52,336)	(180,187)

Less: Net loss attributable to noncontrolling interests						(76,339)	(76,339)

Net income (loss) attributable to BFC						$24,003	(103,848)

Total assets	$95,035	37,937	864,904	4,469,168	338,358	7,664	5,813,066

2009	BFC Activities	Real estate Operations	Bluegreen Resorts	BankAtlantic	BankAtlantic Bancorp Parent Company	Unallocated Amounts and Eliminations	Segment Total
	As Adjusted					As Adjusted	As Adjusted
	(Note 1)					(Note 1)	(Note 1)
Revenues:
Sales of VOIs and real estate	$—	6,605	17,622	—	—	40	24,267
Other resorts revenue	—	—	5,239	—	—	—	5,239
Fee based sales commission and other revenues	1,296	2,312	5,354	—	—	(103)	8,859
Interest income	—	—	—	223,048	573	14,323	237,944
Financial Services - non-interest income	—	—	—	128,813	1,077	(1,565)	128,325

Total revenues	1,296	8,917	28,215	351,861	1,650	12,695	404,634

Costs and Expenses:
Cost of sales of VOIs and real estate	7,749	82,105	3,118	—	—	13,901	106,873
Cost of sales of other resort operations	—	—	3,538	—	—	—	3,538
Interest expense, net	6,511	6,293	—	59,724	15,535	4,195	92,258
Provision for loan losses	—	—	—	214,244	18,414	—	232,658
Impairment of goodwill	2,001	—	—	—	—	—	2,001
Selling, general and administrative expenses	30,388	16,451	15,775	—	—	683	63,297
Other expenses	—	5,433	—	258,799	9,000	(826)	272,406

Total costs and expenses	46,649	110,282	22,431	532,767	42,949	17,953	773,031

Gain on bargain purchase of Bluegreen	182,849	—	—	—	—	—	182,849
Gain on settlement of investment in subsidiary	16,296	—	—	—	—	13,383	29,679
Equity in earnings from unconsolidated affiliates	32,276	—	—	479	487	139	33,381
Impairment of unconsolidated affiliates	(31,181)	—	—	—	—	—	(31,181)
Impairment of other investments	(2,396)	—	—	—	—	—	(2,396)
Investment gains	6,654	—	—	—	—	—	6,654
Other income	5,775	526	—	—	—	(3,192)	3,109

Income (loss) from continuing operations before income taxes	164,920	(100,839)	5,784	(180,427)	(40,812)	5,072	(146,302)
Less: Benefit for income taxes	(35,503)	—	—	(31,719)	—	(278)	(67,500)

Income (loss) from continuing operations	200,423	(100,839)	5,784	(148,708)	(40,812)	5,350	(78,802)
Income (loss) from discontinued operations	—	(15,632)	—	—	3,701	(2,599)	(14,530)

Net income (loss)	$200,423	(116,471)	5,784	(148,708)	(37,111)	2,751	(93,332)

Less: Net loss attributable to noncontrolling interests						(120,611)	(120,611)

Net income attributable to BFC						$123,362	27,279

Total assets	$122,070	257,390	546,282	4,755,122	456,860	(95,623)	6,042,101

2008	BFC Activities	Real estate Operations	Bluegreen Resorts	Bluegreen Communities	BankAtlantic	BankAtlantic Bancorp Parent Company	Unallocated Amounts and Eliminations	Segment Total
Revenues:
Sales of real estate	$—	13,752	—	—	—	—	85	13,837
Other resorts revenue	—	—	—	—	—	—	—	—
Other revenues	—	3,033	—	—	—	—	—	3,033
Interest income	—	—	—	—	313,285	1,445	(192)	314,538
Financial Services - non-interest income	—	—	—	—	135,800	670	(1,437)	135,033

Total revenues	—	16,785	—	—	449,085	2,115	(1,544)	466,441

Costs and Expenses:
Cost of sale of real estate	59	22,724	—	—	—	—	(9,945)	12,838
Interest expense	7,641	2,075	—	—	119,637	21,262	(1,682)	148,933
Provision for loan losses	—	—	—	—	135,383	24,418	—	159,801
Selling, general and administrative	36,886	20,648	—	—	—	—	(2,333)	55,201
Other expenses	—	—	—	—	330,623	8,741	(4,697)	334,667

Total costs and expenses	44,586	45,447	—	—	585,643	54,421	(18,657)	711,440

Equity in earnings from unconsolidated affiliates	8,844	—	—	—	1,508	601	4,111	15,064
Impairment of unconsolidated affiliates	(96,579)	—	—	—	—	—	—	(96,579)
Impairment of investments	(15,548)	—	—	—	—	—	—	(15,548)
Investment gains	2,076	—	—	—	—	—	—	2,076
Other income	8,970	3,341	—	—	—	—	(4,561)	7,750

Loss from continuing operations before income taxes	(136,823)	(25,321)	—	—	(135,050)	(51,705)	16,663	(332,236)
Less: (Benefit) provision for income taxes	(14,887)	—	—	—	31,094	1,395	(1,839)	15,763

Loss from continuing operations	(121,936)	(25,321)	—	—	(166,144)	(53,100)	18,502	(347,999)
Income from discontinued operations	—	2,783	—	—	—	16,605	—	19,388
Extraordinary gain	9,145	—	—	—	—	—	—	9,145

Net loss	$(112,791)	(22,538)	—	—	(166,144)	(36,495)	18,502	(319,466)

Less: Net loss attributable to noncontrolling interests							(260,567)	(260,567)

Net loss attributable to BFC							$279,069	(58,899)

Total assets	$218,167	384,261	—	—	5,713,690	542,478	(463,014)	6,395,582